Destiny Tech100 Inc.
Schedule of Investments (Unaudited)
As of March 31, 2026

Shares/ Principa l Amount ($)	Security	Cost	Fair Value
	Common Stocks at fair value 0.22%
	Financial Technology 0.22%
60,785	Chime Financial Inc. (a)	$5,150,748	$1,138,503
36,924	Klarna Group PLC (a)	4,657,660	483,335
36,924	Klarna Group PLC Class B Shares (a)(b)(c)	-	-
	Total Common Stocks	9,808,408	1,621,838

	Private Investments, at fair value 67.88%
	Common Stocks 3.37%
	Education Services 0.33%
106,136	ClassDojo, Inc. (a)(b)(c)	3,000,018	2,440,067

	Energy Production 0.67%
114,000	Redwood Materials, Inc. (a)(b)(c)	5,116,320	5,041,080

	Enterprise Software 0.48%
88,885	Automation Anywhere, Inc. (a)(b)(c)	2,609,219	314,653
82,720	SuperHuman Platform, Inc. (a)(b)(c)	1,965,472	794,112
12,448	Vercel Inc. (a)(b)(c)	2,500,181	2,500,181
		7,074,872	3,608,946
	Financial Technology 1.84%
90,952	CElegans Labs, Inc. (a)(b)(c)	2,999,977	1,603,484
55,555	Public Holdings, Inc. (a)(b)(c)	999,990	364,996
8,200	Revolut Group Holdings Ltd. (a)(b)(c)	5,275,185	11,771,100
		9,275,152	13,739,580
	Social Media 0.04%
10,690	Discord, Inc. (a)(b)(c)	724,942	302,099

	Supply Chain/Logistics 0.01%
26,000	Flexport, Inc. (a)(b)(c)	520,000	82,420
	Total Common Stocks	25,711,304	25,214,192

Destiny Tech100 Inc.
Schedule of Investments (continued)
As of March 31, 2026

Shares/ Principal Amount ($)	Security	Cost	Fair Value
	Preferred Stocks 8.00%
	Artificial Intelligence 1.38%
153,957	Skild AI, Inc. - Series C Preferred Stock (a)(b)(c)	$10,200,019	$10,327,436

	Aviation/Aerospace 3.73%
129,980	Astranis Space Technologies Corp. - Series E Preferred Stock (a)(b)(c)	2,499,998	2,499,998
8,879	Axiom Space, Inc. Series C Preferred Stock (a)(b)(c)	1,499,929	1,143,082
21,517	Axiom Space, Inc. Series C-1 Preferred Stock (a)(b)(c)	3,179,754	2,636,693
546,093	Boom Technology, Inc. Series B-2 Preferred Stock (a)(b)(c)	2,000,000	1,567,287
642,357	Hermeus Corporation - Series C Preferred Stock (a)(b)(c)	15,200,000	15,000,000
2,493,143	Vast, Inc. - Series A Preferred Stock (a)(b)(c)	4,999,998	4,999,998
		29,379,679	27,847,058
	Enterprise Software 0.22%
40,909	Supabase, Inc. - Series A Preferred Stock (a)(b)(c)	1,719,178	1,677,269

	Financial Technology 0.61%
176,886	Jeeves, Inc. - Series C Preferred Stock (a)(b)(c)	749,997	449,290
102,606	Payward, Inc. - Series C Preferred Stock (a)(b)(c)	4,999,990	4,084,745
		5,749,987	4,534,035
	Food Products 0.01%
52,000	Impossible Foods, Inc. - Series A Preferred Stock (a)(b)(c)	1,272,986	88,920

	Social Media 2.05%
372,578	Beast Industries Co. - Series C Preferred Stock (a)(b)(c)	15,299,990	14,999,990
13,110	Discord, Inc. - Series G Preferred Stock (a)(b)(c)	889,055	370,489
		16,189,045	15,370,479
	Total Preferred Stocks	64,510,894	59,845,197

Units
	Special Purpose Vehicles* 56.51%
	Artificial Intelligence 29.68%
11,236	DXYZ OAI I LLC (economic exposure to OpenAI Global LLC, Profit Participation Units) (a)(b)(c)(g)	2,010,008	7,726,850
50,895	Goanna Capital 26E LLC (invested in OpenAI Group PBC Series C Preferred Stock) (a)(b)(c)(f)	35,437,323	34,999,825
374,950	Hexagon Master LLC - Series 1 (invested in Ferox Games B.V. Series F Preferred Stock) (a)(b)(c)(f)	11,432,239	11,263,273
386,088	Magnitude ANC III, LLC (economic exposure to Anthropic PBC. Series B Preferred Shares) (a)(b)(c)(g)(i)	107,000,000	134,092,223
69,707	SP21Z Opportunities LLC (invested in OpenEvidence Inc. Common Stock) (a)(b)(c)(f)	20,574,955	33,973,672
		176,454,525	222,055,843
	Aviation/Aerospace 19.15%
135,135	DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 96% Common unit equivalent shares and Common Stock, 3% Series E Preferred Shares, and 1% in Series C preferred shares) (a)(b)(c)(g)(i)	10,009,990	71,499,928
42,857	MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock) (a)(b)(c)(g)(h)	3,419,945	20,738,074
N/A	MW LSV Relativity Space, LLC (a)(b)(c)(f)(k)	1,659,996	-
192,668	Snowpoint Growth 2.5, LLC (invested in Shield AI Inc. Series F1 Preferred Stock) (a)(b)(c)(f)	16,162,500	31,052,302
28,486	Snowpoint Growth 2.6, LLC (invested in Space Exploration Technologies Corp. Class B Common Stock) (a)(b)(c)(f)	15,397,438	15,071,943
259,960	Snowpoint Growth 2.7, LLC (invested in Astranis Space Technologies Corp. Series E Preferred Stock) (a)(b)(c)(f)	5,132,499	4,999,995
		51,782,368	143,362,242
	Enterprise Software 2.43%
39,474	DA-1125 Gaingels Fund II (invested in Databricks, Inc. Series L Preferred Stock) (a)(b)(c)(f)	7,687,562	7,802,826
52,632	MCTC Investments Holdings (Delaware) LLC (invested in Databricks, Inc. Series L Preferred Stock) (a)(b)(c)(f)	10,750,086	10,403,767
		18,437,648	18,206,593
	Financial Technology 1.46%
49,075	Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock) (a)(b)(c)(e)	3,478,813	3,065,225
1,540	Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock) (a)(b)(c)(e)	1,110,340	313,729
N/A	G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock) (a)(b)(c)(f)	4,130,298	1,332,733
306,480	Lemonade 18, LLC (invested in Monzo Bank Holding Group Limited F Ordinary Shares) (a)(b)(c)(f)	6,263,595	6,201,581
N/A	Rhenium Bolt 2021, LLC (a)(b)(c)(j)	1,918,173	-
		16,901,219	10,913,268
	Food Products 0.02%
N/A	Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock) (a)(b)(c)(f)	2,098,940	141,556

	Hardware & Manufacturing 3.77%
12,500,000	Prive Tens, LLC (invested in Tenstorrent Holdings Inc., 15.00% 12/31/2026) (a)(b)(c)(f)	12,731,250	12,500,000
113,088	WH Strategic Opportunities Fund V LP (invested in Chaos Industries, Inc. Series D Preferred Stock) (a)(b)(c)(f)	15,712,254	15,712,254
		28,443,504	28,212,254
	Total Special Purpose Vehicles	294,118,204	422,891,756

	Total Private Investments	384,340,402	507,951,145

	Short-Term Investments 31.12%
	Money Market 31.12%
232,913,630	First American Treasury Obligations, Class X, 3.59% (d)	232,913,630	232,913,630
	Total Short-Term Investments	232,913,630	232,913,630

	Total Investments, at fair value — 99.22% (Cost $627,062,440)		$742,486,613
	Other Assets Less Liabilities 0.78%		5,874,359
	Net Assets - 100.00%		$748,360,972

Destiny Tech100 Inc.
Schedule of Investments (continued)
As of March 31, 2026
		Cost	Fair Value
	Securities by Country as a Percentage of Investments Fair Value
	United States 96.83%
	Common Stocks	$25,586,867	$14,581,595
	Preferred Stocks	64,510,894	59,845,197
	Special Purpose Vehicles	282,685,965	411,628,483
	Money Market	232,913,630	232,913,630
	Total United States	$605,697,356	$718,968,905

	Netherlands 1.52%
	Special Purpose Vehicles	11,432,239	11,263,273
	Total Netherlands	$11,432,239	$11,263,273

	United Kingdom 1.65%
	Common Stocks	9,932,845	12,254,435
	Total United Kingdom	$9,932,845	$12,254,435

* Special Purpose Vehicles (“SPVs”) are private investments vehicles formed to invest in a particular portfolio company that rely on an exemption from the Investment Company Act of 1940, as amended, pursuant to Section 3(c)(1) or Section 3(c)(7).

(a) Non-income producing security.
(b) Level 3 securities fair valued using significant unobservable inputs.
(c) Restricted investments as to resale.
(d) Rate disclosed is the seven-day effective yield as of March 31, 2026.
(e) Investment is a SPV that holds multiple forward agreements that represent common shares of the indicated portfolio company. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The aggregate total of the forward contracts for each SPV represents less than 5% of the Fund's net assets.

(f) The Fund has a direct investment in an SPV which has invested in an underlying portfolio company. The number of units presented, if applicable, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure.

(g)The Fund has a direct investment in an SPV which has economic exposure to an underlying portfolio company. The number of units presented, if applicable, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure. The SPV has invested through one or more underlying SPVs.

(h) The SPV has invested through one underlying SPV, resulting in the related economic exposure to the Fund.
(i) The SPV has invested through multiple underlying SPVs, some of which have more than one layer, resulting in the related economic exposure to the Fund.
(j) During the year ended December 31, 2024, the SPV disposed of the underlying asset. As of March 31, 2026 the SPV does not hold any underlying assets.
(k) During the period ended March 31, 2026, the SPV disposed of the underlying asset. As of March 31, 2026 the SPV does not hold any underlying assets.
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited

(1)	Restricted securities (Unaudited)

Restricted securities are securities of privately-held companies that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Adviser. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Adviser. As of March 31, 2026, there is no expected date for such restrictions to be removed for the Fund’s restricted securities.

Additional information on each restricted investment held by the Fund on March 31, 2026 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
Astranis Space Technologies Corp. - Series E Preferred Stock	02/10/26	$2,499,998	$2,499,998	0.34%
Automation Anywhere, Inc.	12/30/21	2,609,219	314,653	0.04
Axiom Space, Inc. Series C Preferred Stock	01/18/23	1,499,929	1,143,082	0.16
Axiom Space, Inc. Series C-1 Preferred Stock	12/22/21	3,179,754	2,636,693	0.35
Beast Industries Co. - Series C Preferred Stock	10/28/25	15,299,990	14,999,990	2.00
Boom Technology, Inc. Series B-2 Preferred Stock	12/01/25	2,000,000	1,567,287	0.21
CElegans Labs, Inc.	11/23/21	2,999,977	1,603,484	0.22
ClassDojo, Inc.	11/19/21	3,000,018	2,440,067	0.33
DA-1125 Gaingels Fund II (invested in Databricks, Inc. Series L Preferred Stock)	12/11/25	7,687,562	7,802,826	1.04
Discord, Inc.	03/01/22	724,942	302,099	0.04
Discord, Inc. - Series G Preferred Stock	03/01/22	889,055	370,489	0.05
DXYZ OAI I LLC (economic exposure to OpenAI Global LLC, Profit Participation Units)	12/18/23	2,010,008	7,726,850	1.03
DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 96% Common unit equivalent shares and Common Stock, 3% Series E Preferred Shares, and 1% in Series C preferred shares)	06/27/22	10,009,990	71,499,928	9.55
Flexport, Inc.	03/29/22	520,000	82,420	0.01
Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock)	01/10/22	3,478,813	3,065,225	0.41
Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock)	02/15/22	1,110,340	313,729	0.04
G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock)	03/02/22	4,130,298	1,332,733	0.18
Goanna Capital 26E LLC (invested in OpenAI Group PBC Series C Preferred Stock)	03/25/26	35,437,323	34,999,825	4.68
Hermeus Corporation - Series C Preferred Stock	02/04/26	15,200,000	15,000,000	2.00
Hexagon Master LLC - Series 1 (invested in Ferox Games B.V. Series F Preferred Stock)	01/26/26	11,432,239	11,263,273	1.51
Impossible Foods, Inc. - Series A Preferred Stock	06/17/22	1,272,986	88,920	0.01
Jeeves, Inc. - Series C Preferred Stock	04/05/22	749,997	449,290	0.06
Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock)	11/04/21	2,098,940	141,556	0.02
Klarna Group PLC Class B Shares	09/10/25	-	-	0.00
Lemonade 18, LLC (invested in Monzo Bank Holding Group Limited F Ordinary Shares)	09/23/25	6,263,595	6,201,581	0.83
Magnitude ANC III, LLC (economic exposure to Anthropic PBC. Series B Preferred Shares)	01/26/26	107,000,000	134,092,223	17.92
MCTC Investments Holdings (Delaware) LLC (invested in Databricks, Inc. Series L Preferred Stock)	12/15/25	10,750,086	10,403,767	1.39
MW LSV Relativity Space, LLC	12/28/21	1,659,996	-	0.00
MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock)	06/08/22	3,419,945	20,738,074	2.77
Payward, Inc. - Series C Preferred Stock	09/10/25	4,999,990	4,084,745	0.55
Prive Tens, LLC (invested in Tenstorrent Holdings Inc., 15.00% 12/31/2026)	03/17/26	12,731,250	12,500,000	1.67
Public Holdings, Inc.	07/22/21	999,990	364,996	0.05
Redwood Materials, Inc.	12/26/25	5,116,320	5,041,080	0.67
Revolut Group Holdings Ltd.	12/08/21	5,275,185	11,771,100	1.57
Rhenium Bolt 2021, LLC	03/08/22	1,918,173	-	0.00
Skild AI, Inc. - Series C Preferred Stock	12/18/25	10,200,019	10,327,436	1.38
Snowpoint Growth 2.5, LLC (invested in Shield AI Inc. Series F1 Preferred Stock)	10/03/25	16,162,500	31,052,302	4.15
Snowpoint Growth 2.6, LLC (invested in Space Exploration Technologies Corp. Class B Common Stock)	12/17/25	15,397,438	15,071,943	2.01
Snowpoint Growth 2.7, LLC (invested in Astranis Space Technologies Corp. Series E Preferred Stock)	02/06/26	5,132,499	4,999,995	0.67
SP21Z Opportunities LLC (invested in OpenEvidence Inc. Common Stock)	11/17/25	20,574,955	33,973,672	4.54
Supabase, Inc. - Series A Preferred Stock	02/12/26	1,719,178	1,677,269	0.22
SuperHuman Platform, Inc.	06/25/21	1,965,472	794,112	0.11
Vast, Inc. - Series A Preferred Stock	12/01/25	4,999,998	4,999,998	0.67
Vercel Inc.	03/12/26	2,500,181	2,500,181	0.33
WH Strategic Opportunities Fund V LP (invested in Chaos Industries, Inc. Series D Preferred Stock)	01/20/26	15,712,254	15,712,254	2.10
Total Investments		$384,340,402	$507,951,145	67.88%